Corporate Information - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended	1 Months Ended
	Sep. 30, 2014	Dec. 31, 2001	Mar. 31, 2008
Business And Organization [Line Items]
Proceeds from early financing rounds	$ 19,242,951	$ 19,242,951
Series B Preferred Stock [Member]
Business And Organization [Line Items]
Proceeds from issuance of preferred shares			$ 37,216,207